       As Filed with the Securities and Exchange Commission On August 12, 1998


                                                 File Nos. 33-59692 and 811-7584

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      Form N-1A

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             (X)

                         Pre-Effective Amendment No.___(  )

                           Post-Effective Amendment No.33                  (X)
                                        and/or

                    REGISTRATION STATEMENT UNDER THE INVESTMENT
                                   COMPANY ACT OF 1940                     (X)

                                    Amendment No.  34                      (X)

                                  RYDEX SERIES TRUST
                  (Exact Name of Registrant as Specified in Charter)

           6116 Executive Boulevard, Suite 400, Rockville, Maryland  20852
                 (Address of Principal Executive Offices) (Zip Code)

                                    (301) 468-8520
                 (Registrant's Telephone Number, Including Area Code)

                                Albert P. Viragh, Jr.
                               6116 Executive Boulevard
                                      Suite 400
                              Rockville, Maryland  20852
                  (Name and Address of Agent for Service of Process)

                                      Copies to:

                               John H. Grady, Jr., Esq.
                             Morgan, Lewis & Bockius LLP
                                 1800 M Street, N.W.
                               Washington, D.C.  20036

It is proposed that this filing will become effective (check appropriate box):

  X   immediately upon filing pursuant to paragraph (b) of rule 485
-----
       on (date) pursuant to paragraph (b)(1)(v) of rule 485
-----
       60 days after filing pursuant to paragraph (a)(1) of rule 485
-----
       on (date)  pursuant to paragraph (a)(1) of rule 485
-----
       75 days after filing pursuant to paragraph (a)(2) of rule 485
-----
       on (date) pursuant to paragraph (a)(2) of rule 485
-----

If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

                          PROSPECTUS -- ADVISOR CLASS


        1  INTRODUCTION
      ---

        2  NOVA FUND
      ---

        4  URSA FUND
      ---

        6  OTC FUND
      ---

        8  U.S. GOVERNMENT MONEY MARKET FUND
      ---

       10  MORE INFORMATION ABOUT RISK
      ---

       13  SHAREHOLDER INFORMATION
      ---

       18  MANAGEMENT
      ---

       19  DIVIDENDS, DISTRIBUTIONS AND TAXES
      ---

       22  FINANCIAL HIGHLIGHTS
      ---

       26  BENCHMARK INFORMATION
      ---

       BC  ADDITIONAL INFORMATION
      ---



AUGUST 5, 1998


                               RYDEX SERIES TRUST


                                   NOVA FUND
                                   URSA FUND
                                    OTC FUND
                       U.S. GOVERNMENT MONEY MARKET FUND


         6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852
                          1-800-820-0888  301-468-8520


Rydex Series Trust (the "Trust") is a no-load mutual fund complex with twenty-two separate investment portfolios (the "Rydex Funds"), four of which are described in this Prospectus (the "Funds"). Advisor Class Shares of the Funds are sold principally through broker-dealers and other financial institutions whose clients take part in certain strategic and tactical asset-allocation investment programs.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     ICON LEGEND

                  Fund Objective

         [ICON]
                  The fund's particular investment goal.

                  Portfolio Investments

       [ICON]
                  The primary types of securities in which the fund invests.

                  Risk Considerations

         [ICON]
                  The major risk factors associated with the fund.

                  Fund Performance and Fee Information

         [ICON]
                  The overall costs incurred by an investor in the fund.

                  Financial Highlights

         [ICON]
                  A table showing the fund's financial performance.

                                       II

                                                            PROSPECTUS  1
                                                                        --------

INTRODUCTION

    The Funds' objectives (except the U.S. Government Money Market Fund) are to match, exceed or perform the opposite of the performance of a specific index or market indicator. The benchmark used by each Fund is set forth below:


                FUND                                               BENCHMARK
 NOVA FUND                            150% OF THE PERFORMANCE OF THE S&P 500 COMPOSITE STOCK PRICE
                                      INDEX-TM- (SPX)
 URSA FUND                            INVERSE (OPPOSITE) OF THE PERFORMANCE OF S&P 500 COMPOSITE STOCK
                                      PRICE INDEX-TM- (SPX)
 OTC FUND                             100% OF THE PERFORMANCE OF THE NASDAQ 100 INDEX-TM- (NDX)


A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P 500 COMPOSITE STOCK PRICE INDEX-TM- (S&P 500 INDEX). The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P"), on a statistical basis to be included in the S&P 500 Index.


THE NASDAQ 100 INDEX-TM-. The NASDAQ 100 Index-TM- is a capitalization-weighted index composed of 100 of the largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System.


    THE FUNDS:

    - are not federally insured

    - are not guaranteed by any government agency

    - are not bank deposits

    - are not guaranteed to achieve their objectives

INVESTING IN ANY OF THE FUNDS INVOLVES RISKS THAT MAY ADVERSELY AFFECT THE FUNDS' NET ASSET VALUE, YIELD AND TOTAL RETURN. YOU MAY LOSE MONEY. Each Fund (except the U.S. Government Money Market Fund) is non-diversified. Non-diversified funds may invest in the securities of a relatively few number of issuers. If the assets of a Fund are invested in a limited number of issuers, the Fund may be more susceptible to a single adverse economic or regulatory occurrence.

------
2  PROSPECTUS

                         FUND INFORMATION -- NOVA FUND

FUND OBJECTIVE

[LOGO]
          The Nova Fund seeks to provide investment returns that are 150% of the S&P 500 Index.

PORTFOLIO INVESTMENTS

[LOGO]
          Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on: securities, futures contracts, and stock indexes. On a day-to-day basis, the Fund holds U.S. Government securities to collateralize these futures and options contracts. Futures and options contracts, if used properly, may enable the Fund to meet its objective without investing directly in the securities included in the index. The Fund also may purchase equity securities and enter into repurchase agreements.

RISK CONSIDERATIONS

[LOGO]
         The Nova Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate drastically from day-to-day.

    - LEVERAGING RISK -- The Fund invests a percentage of its assets in leveraged instruments, such as certain futures and options contracts. The more the Fund invests in these leveraged instruments, the more this leverage will magnify the Fund's gains or losses on those investments.

    - TRACKING ERROR RISK -- The Advisor may not be able to match the performance of the Fund's benchmark.

    If the Fund meets its objective, the value of the Fund's shares will tend to increase by 150% of the value of any increase in the S&P 500 Index. However, when the value of the S&P 500 Index declines, the value of the Fund's shares should also decrease by 150% of the value of any decrease in the Index.

                                                            PROSPECTUS  3
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

NOVA FUND PERFORMANCE

[LOGO]

         The bar chart and table below show the performance of Investor Class Shares of the Nova Fund (which are not offered in this Prospectus) both year-by-year and as an average over different periods of time. Since Investor Class shares are invested in the same portfolio of securities, returns for the Advisor Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each Class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.


                                                        * THE YEAR-TO-DATE
                                                          RETURN FOR THE PERIOD
                                                          FROM JANUARY 1, 1998
                                                                         THROUGH
                                                          JUNE 30, 1998 IS
                                                          23.43%.

                                                        DURING THE PERIOD SHOWN
IN THE BAR CHART, THE HIGHEST RETURN

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
                                                        FOR A QUARTER WAS 25.15%
(QUARTER ENDED JUNE 30, 1997)
                                                        AND THE LOWEST RETURN
FOR A QUARTER WAS -8.31% (QUARTER
                                                        ENDED MARCH 31, 1994).

             NOVA FUND
1997              42.34%
1996              27.29%
1995              50.42%
1994              -4.77%

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1997)(1)

                                                                       INVESTOR CLASS
                                                                           SHARES         S&P 500 INDEX(2)
                                                                     --------------------------------------
  Past One Year                                                                  42.34%           31.01%
  Since Inception (07/12/93)                                                     25.64%           18.80%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND


    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Nova Fund.

--------------------------------------------------------------------------------


SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .75%
  Distribution (12b-1) Fees                                                                            .25%
  Other Expenses                                                                                       .61%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.61%


* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------


    This Example is intended to help you compare the cost of investing in the Advisor Class Shares of Nova Fund with the cost of investing in other mutual funds.


    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $164        $508       $876       $1,911

------
4  PROSPECTUS

                         FUND INFORMATION -- URSA FUND

FUND OBJECTIVE

[LOGO]
          The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500 Index.

PORTFOLIO INVESTMENTS

[LOGO]
          Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite the S&P 500 Index, and the Fund will not own the securities included in the Index. Instead, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on: securities, futures contracts, and stock indexes. On a day-to-day basis, the Fund holds U.S. Government securities to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements and sell securities short.

RISK CONSIDERATIONS

[LOGO]
         The Ursa Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate drastically from day-to-day.

    - TRACKING ERROR RISK -- The Advisor may not be able to match the performance of the Fund's benchmark.

    If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the S&P 500 Index is decreasing. When the value of the S&P 500 Index is increasing, however, the value of the Fund's shares should decrease by an inversely proportionate amount (e.g., if the S&P 500 Index goes up by 10%, the value of the Fund's shares should go down by 10%).

                                                            PROSPECTUS  5
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

URSA FUND PERFORMANCE

[LOGO]

         The bar chart and table below show the performance of Investor Class Shares of the Ursa Fund (which are not offered in this Prospectus) both year-by-year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the Advisor Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each Class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.


                                                        * THE YEAR-TO-DATE
                                                          RETURN FOR THE PERIOD
                                                          FROM JANUARY 1,
                                                                            1998
                                                          THROUGH JUNE 30, 1998
                                                          IS -11.91%.

                                                        DURING THE PERIOD SHOWN
IN THE BAR CHART, THE HIGHEST RETURN

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
                                                        FOR A QUARTER WAS 1.69%
(QUARTER ENDED DECEMBER 31,
                                                        1994) AND THE LOWEST
RETURN FOR A QUARTER WAS -14.1%
                                                        (QUARTER ENDED JUNE 30,
1997).

            URSA FUND
1997            -20.99%
1996            -12.17%
1995            -20.14%


AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1997)(1)

                                                                       INVESTOR CLASS
                                                                           SHARES         S&P 500 INDEX(2)
                                                                     --------------------------------------
  Past One Year                                                                 -20.99%           31.01%
  Since Inception (01/07/94)                                                    -12.98%           19.97%


(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND


    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Ursa Fund.

--------------------------------------------------------------------------------


SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .90%
  Distribution (12b-1) Fees                                                                            .25%
  Other Expenses                                                                                       .69%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.84%


* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------


    This Example is intended to help you compare the cost of investing in Advisor Class Shares of the Ursa Fund with the cost of investing in other mutual funds.


    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $187        $579       $995       $2,159

------
6  PROSPECTUS

                          FUND INFORMATION -- OTC FUND

FUND OBJECTIVE

[LOGO]
          The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index-TM-.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests principally in securities of companies included in the NASDAQ 100 Index-TM-. It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions. The Fund may also purchase U.S.Government securities and enter into repurchase agreements.

RISK CONSIDERATIONS

[LOGO]
         The OTC Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day.

    - TRACKING ERROR RISK -- The Advisor may not be able to match the performance of the Fund's benchmark.

    If the Fund meets its objective, the value of the Fund's shares will tend to increase by the amount of the increase in value of the NASDAQ 100 Index-TM-. However, when the value of the NASDAQ 100 Index-TM- declines, the value of the Fund's shares should also decrease by the amount of the decrease in value of the Index.

                                                            PROSPECTUS  7
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

OTC FUND PERFORMANCE

[LOGO]

         The bar chart and table below show the performance of Investor Class Shares of the OTC Fund (which are not offered in this Prospectus) both year-by-year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the Advisor Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each Class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.


                                                         * THE YEAR-TO-DATE
                                                           RETURN FOR THE PERIOD
                                                           FROM JANUARY 1,
                                                                            1998
                                                           THROUGH JUNE 30, 1998
                                                           IS 35.96%.

                                                         DURING THE PERIOD SHOWN
IN THE BAR CHART, THE HIGHEST RETURN

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
                                                         FOR A QUARTER WAS
21.65% (QUARTER ENDED JUNE 30, 1995)
                                                         AND THE LOWEST RETURN
FOR A QUARTER WAS -9.67% (QUARTER
                                                         ENDED DECEMBER 31,
1997).

             OTC FUND
1997             21.85%
1996             43.46%
1995             44.24%

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1997)(1)

                                                                 INVESTOR CLASS      NASDAQ 100 INDEX-TM-
                                                                     SHARES                   (2)
                                                               --------------------------------------------
  Past One Year                                                            21.85%              20.63%
  Since Inception (02/14/94)                                               26.00%              25.93%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE NASDAQ 100 INDEX-TM- IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF OTC MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND


    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the OTC Fund.

--------------------------------------------------------------------------------


SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .75%
  Distribution (12b-1) Fees                                                                            .25%
  Other Expenses                                                                                       .63%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.63%


* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------


    This Example is intended to help you compare the cost of investing in Advisor Class Shares of the OTC Fund with the cost of investing in other mutual funds.


    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $166        $514       $887       $1,933

------
8  PROSPECTUS

             FUND INFORMATION -- U.S. GOVERNMENT MONEY MARKET FUND

FUND OBJECTIVE

[LOGO]
          The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PORTFOLIO INVESTMENTS

[LOGO]
          The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

RISK CONSIDERATIONS

[LOGO]
         The U.S. Government Money Market Fund is subject to the following risk that will potentially affect the value of its shares:

    - INTEREST RATE RISK -- The Fund's securities are subject to Interest Rate Risk, which is the potential for decline in the price of the Fund's securities due to rising interest rates.

    In addition, the U.S. Government Money Market Fund is governed by SEC rules which impose certain liquidity, maturity and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less. The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY.

                                                            PROSPECTUS  9
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

U.S. GOVERNMENT MONEY MARKET FUND PERFORMANCE

[LOGO]

         The bar chart and table below show the performance of Investor Class Shares of the U.S. Government Money Market Fund (which are not offered in this Prospectus) both year-by-year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the Advisor Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each Class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.


                                                         * THE YEAR-TO-DATE
                                                           RETURN FOR THE PERIOD
                                                           FROM JANUARY 1,
                                                                            1998
                                                           THROUGH JUNE 30, 1998
                                                           IS 2.36%.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
                                                         DURING THE PERIOD SHOWN
IN THE BAR CHART, THE HIGHEST RETURN
                                                         FOR A QUARTER WAS 1.24%
(QUARTER ENDED JUNE 30, 1995)
                                                         AND THE LOWEST RETURN
FOR A QUARTER WAS .50% (QUARTER
                                                         ENDED MARCH 31, 1994).

               U.S. GOVERNMENT MONEY MARKET FUND
1997                                           4.60%
1996                                           4.38%
1995                                           4.90%

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1997)(1)

                                                            INVESTOR CLASS
                                                                SHARES         90-DAY TREASURY COMPOSITE(2)
                                                          --------------------------------------------------
  Past One Year                                                        4.60%               5.53%
  Since Inception (12/03/93)                               4.27%                           5.28%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE 90-DAY TREASURY COMPOSITE INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL MONEY MARKET PERFORMANCE.


YIELD - As of June 30, 1998, the current yield of Advisor Class Shares of the Fund was 4.52%.


FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the U.S. Government Money Market Fund.

--------------------------------------------------------------------------------


SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .50%
  Distribution (12b-1) Fees                                                                            .25%
  Other Expenses                                                                                       .64%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.39%


* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in Advisor Class Shares of the U.S. Government Money Market Fund with the cost of investing in other mutual funds.


    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $142        $440       $761       $1,669

------
10  PROSPECTUS

MORE INFORMATION ABOUT RISK

    As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.


EQUITY RISK (NOVA, URSA AND OTC FUNDS) -- The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. An investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.


TRACKING ERROR RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) -- While the Funds do not expect returns to deviate from their respective benchmarks by more than ten percent, factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect their ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate.


TRADING HALT RISK (NOVA AND URSA FUNDS) -- The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs at the close of a trading day, a Fund may not be able to purchase or sell options or futures contracts. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

                                                            PROSPECTUS  11
                                                                        --------


LEVERAGING RISK (NOVA FUND) -- Leveraging activities include, among other things, borrowing and the use of short sales, options and futures. There are risks associated with leveraging activities, including:


    - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a non-leveraged Fund.

    - There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.


    - Although the Fund will only purchase exchange-traded futures and options, due to market conditions there may not be a liquid secondary market for a futures contract or option. As a result, the Fund may be unable to close out their futures or options contracts at a time which is advantageous.


    - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

In addition, the following leveraged instruments are subject to certain specific risks:

    FUTURES RISK -- Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.


    The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade.



    OPTIONS RISK -- The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Fund.

------
12  PROSPECTUS


    Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


    SHORT SALES RISK -- Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund.


PORTFOLIO TURNOVER RATE RISK (OTC FUND) -- The Trust anticipates that investors that are part of a tactical or strategic asset-allocation strategy will frequently redeem or exchange shares of a Fund, which will cause that Fund to experience high portfolio turnover. A higher portfolio turnover rate may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.



EARLY CLOSING RISK (OTC FUND) -- The normal close of trading of securities listed on the National Association of Securities Dealers Automated Quotations system ("NASDAQ") and the New York Stock Exchange ("NYSE") is 4:00 P.M., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.



YEAR 2000 RISK (ALL FUNDS) -- The Funds depend on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust has asked their service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and received assurances from all that they are devoting significant resources to prevent material adverse consequences to the Funds. The Funds and their respective shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business.

                                                            PROSPECTUS  13
                                                                        --------

                            SHAREHOLDER INFORMATION

HOW TO INVEST IN THE FUNDS

PURCHASING SHARES


    Advisor Class Shares are offered continuously through intermediaries and may be purchased on any day that the NYSE is open for business (a "Business Day"). The price per share (the offering price) will be the net asset value per share ("NAV") next determined after your purchase order is received by the Trust. No sales charges are imposed on initial or subsequent investments in a Fund. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For most Funds, the NAV is calculated once each Business Day after the close of the New York Stock Exchange (currently, 4:00 p.m., Eastern Time) and the settlement time for the Funds' futures and options contracts, if any (typically, 4:15 p.m., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early, the NAV may be calculated earlier. To receive the current Business Day's NAV, the Trust must receive your purchase order before the cutoff times specified below for each method of investing. Intermediaries may have earlier cutoff times.


MINIMUM INVESTMENT


    If an intermediary such as a broker-dealer or other financial institution has discretionary authority over your account, the minimum initial investment in the Advisor Class Shares of the Funds is $25,000. This minimum also applies to retirement plan accounts. The Trust, at its discretion, may accept lesser amounts in certain circumstances. Intermediaries may charge fees for services provided in connection with buying, selling or exchanging shares. Each intermediary also may have its own rules about share transactions. For more information about how to purchase shares through an intermediary, you should contact that intermediary directly. If you invest in the Trust without designating which Fund you want to invest in on your account application, your check or your wire advice, your money will be invested in the U.S. Government Money Market Fund until you tell us where to invest your money. There is no minimum amount for subsequent investments in a Fund. The Trust reserves the right to modify its minimum investment requirements at any time. The Trust also reserves the right to reject or refuse, at the Trust's discretion, any order for the purchase of a Fund's shares in whole or in part.



    Investments in the Funds may be made only through intermediaries or securities dealers who have the responsibility to transmit orders promptly and who may charge a processing fee.


BY MAIL

    Initial applications and investments, as well as subsequent investments, in the Funds made BY MAIL must be received in good form by the Trust, on any Business Day, at or prior to 2:00 p.m.,

------
14  PROSPECTUS

Eastern Time, in order to be processed for that Business Day's NAV. Fill out an application and make a check payable to "Rydex Series Trust." Mail the check, along with the application to:

      Rydex Series Trust
     6116 Executive Boulevard, Suite 400
     Rockville, Maryland 20852

IN ADDITION TO CHARGES DESCRIBED ELSEWHERE IN THIS PROSPECTUS, THE TRUST ALSO MAY CHARGE $25.00 FOR CHECKS RETURNED FOR INSUFFICIENT OR UNCOLLECTIBLE FUNDS.

BY BANK WIRE TRANSFER

    First, fill out an application and fax the completed application, along with a request for a shareholder account number, to the Trust at 301-468-8585. Then, request that your bank wire transfer the purchase amount to our custodian, Star Bank, N.A., along with the following instructions:

      Star Bank, N.A.
     Cincinnati, Ohio
     Routing Number: 0420-00013
     For Account of Rydex Series Trust
     Trust Account Number: 48038-9030
     [Your Name]
     [Your Shareholder Account Number and Fund Designation]


AFTER INSTRUCTING YOUR BANK TO TRANSFER MONEY BY WIRE (YOUR BANK MAY CHARGE A FEE FOR SUCH SERVICES) FOR BOTH INITIAL AND SUBSEQUENT PURCHASES, YOU MUST CALL THE TRUST AT 1-800-820-0888 AND INFORM THE TRUST AS TO THE AMOUNT THAT YOU HAVE TRANSFERRED AND THE NAME OF THE BANK SENDING THE TRANSFER IN ORDER TO OBTAIN SAME-DAY PRICING OR CREDIT. FOR INITIAL PURCHASES, YOU MUST ALSO SUPPLY THE TIME THE WIRE WAS SENT AND THE FED WIRE REFERENCE NUMBER. IF THE PURCHASE IS CANCELED BECAUSE YOUR WIRE TRANSFER IS NOT RECEIVED, YOU MAY BE LIABLE FOR ANY LOSS THAT THE TRUST INCURS.



    Wire transfers for both initial investments (which must be preceded by a faxed application) and subsequent investments in the Funds must be received in good form at the Trust, on any Business Day, at or prior to the cutoff time of the Funds as outlined in the "EXCHANGES" section (1:00 p.m., Eastern Time, for the U.S. Government Money Market Fund) in order to be processed at that Business Day's NAV. An initial application that is faxed to the Trust does not constitute a purchase order until the application has been processed and correct payment by check or wire transfer has been received by the Trust. Intermediaries may have earlier cutoff times for purchases. For more information about how to purchase through an intermediary, you should contact that intermediary directly.

                                                            PROSPECTUS  15
                                                                        --------

TAX-QUALIFIED RETIREMENT PLANS

    Investors may purchase shares of the Funds through any of the following types of tax-qualified retirement plans:

      Individual Retirement Accounts (IRAs, including Roth IRAs)
     Keogh Accounts -- Defined Contribution Plans (Profit Sharing Plans) Keogh Accounts -- Pension Plans (Money Purchase Plans)
     Internal Revenue Code Section 403(b) Plans


    For retirement plan accounts that have engaged an intermediary with discretionary authority over the retirement plan account with the Trust, the minimum initial investment in Advisor Class Shares of the Funds is $25,000.


    Retirement plans are charged an annual $15.00 maintenance fee and a $15.00 account closing fee. Additional information regarding these accounts, including the annual maintenance fee, may be obtained by calling 1-800-820-0888 or 301-468-8520.

REDEEMING FUND SHARES

GENERAL

    You may redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request (subject to applicable account minimums). You may redeem your shares by letter or by telephone subject to the procedures set forth below. Your redemption proceeds normally will be sent within five Business Days of the Trust receiving your request. For investments made by check, payment on redemption requests may be delayed until the Trust's transfer agent is reasonably satisfied that payment has been collected by the Trust (which may require up to 10 Business Days). If you invest by check, you may not wire out any redemption proceeds for the 30 calendar days following the purchase. You may avoid a delay in receiving redemption proceeds by purchasing shares with a certified check. Telephone redemptions will be sent only to your address or your bank account (as listed in the Trust's records). The Trust may charge $15 for certain wire transfers of redemption proceeds.


    The proceeds of non-telephone redemptions will be sent directly to your address (as listed in the Trust's records). If you request payment of redemption proceeds to a third party or to a location other than your address or your bank account (as listed in the Trust's records), this request must be in writing and must include a signature guarantee. You may have to transmit your redemption request to your intermediary at an earlier time in order for your redemption to be effective that Business Day. Please contact your intermediary to find out their specific requirements for written and telephone requests for redemptions and signature guarantees.

------
16  PROSPECTUS

    REDEMPTIONS FROM TAX-QUALIFIED RETIREMENT PLANS MAY HAVE ADVERSE TAX CONSEQUENCES. YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE REDEEMING SHARES FROM YOUR TAX-QUALIFIED ACCOUNT.

INVOLUNTARY REDEMPTIONS


    Because of the administrative expense of handling small accounts, any request for a redemption when your account balance (a) is below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of that account. If, due to withdrawals or transfers, your account balance drops below the required minimum of $25,000, the Trust reserves the right to redeem your remaining shares without any additional notification to you.


SUSPENSION OF REDEMPTIONS


    With respect to each Fund, and as permitted by the Securities and Exchange Commission ("Commission"), the right of redemption may be suspended, or the date of payment postponed: (i) for any period during which the NYSE, the Federal Reserve Bank of New York (the "New York Fed"), NASDAQ, the CME or the Chicago Board Options Exchange ("CBOE") as appropriate, is closed (other than customary weekend or holiday closings) or trading on the NYSE, NASDAQ, the CME or the CBOE as appropriate, is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of NAV is not reasonably practicable; or (iii) for such other periods as the Commission, by order, may permit for protection of Fund investors. On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the Commission, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.


EXCHANGES


    You may exchange Advisor Class Shares of any Fund for Advisor Class Shares of any other Rydex Fund that currently offers shares, or for shares of any other Rydex Fund that does not offer Advisor Class Shares, on the basis of the respective net asset values of the shares involved. The Trust currently is composed of twenty-two separate Funds. Advisor Class Shares of 14 Sector Funds and Investor Class Shares of certain Funds are offered in separate prospectuses. Exchanges may be made by letter or by telephone subject to the procedures set forth below.


    To exchange your shares, you need to provide certain information, including the name on the account, the account number (or your taxpayer identification number), the number or dollar value of shares (or the percentage of the total value of your account) you want to exchange, and the names of the Rydex Funds involved in the exchange transaction. If you are contemplating an exchange for

                                                            PROSPECTUS  17
                                                                        --------

shares of a Rydex Fund not described in this Prospectus, you should obtain and review the current prospectus of that Rydex Fund before making the exchange.

    Exchange orders into other Rydex Funds must be received by the time set forth below for either the relevant Rydex Fund from which an exchange is being made and into which an exchange is being made (whichever is earlier):


FUND(S)                                                                          CUT OFF TIME
----------------------------------------------------------------------------------------------
Nova                                                                              3:45 p.m.
Ursa
OTC
Arktos
----------------------------------------------------------------------------------------------
Precious Metals                                                                   3:30 p.m.
Rydex Sector Funds
----------------------------------------------------------------------------------------------
U.S. Government Bond                                                              2:45 p.m.
Juno
----------------------------------------------------------------------------------------------


    The exchange privilege may be modified or discontinued at any time.

PROCEDURES FOR REDEMPTIONS AND EXCHANGES

    Written requests for redemptions and exchanges should be sent to Rydex Series Trust, 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, and should be signed by the record owner or owners. With proper authorization, telephone and electronic redemption and transfer requests are also permitted. Telephone redemption and exchange requests may be made by calling 1-800-820-0888 or 301-468-8520 by 3:30 p.m., Eastern Time, or by any earlier cutoff time specified above for exchanges between Funds, on any Business Day. The Trust reserves the right to suspend the right of redemption in accordance with this Prospectus. The Trust's offices are open between 8:30 a.m. and 5:30 p.m., Eastern Time on each Business Day.


    If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions to make this change.


TRANSACTIONS OVER THE TELEPHONE

    Telephone redemption and exchange transactions are extremely convenient, but are not risk-free. To ensure that your telephone transactions are safe, secure, and as risk-free as possible, the Trust has instituted certain safeguards and procedures for determining the identity of callers and authenticity of instructions, including recording telephone inquiries. As a result, neither the Trust nor its transfer

------
18  PROSPECTUS


agent will be responsible for any loss, liability, cost, or expense for following telephone or wire instructions they reasonably believe to be genuine. If you or your intermediary make exchange or redemption requests by telephone, you will generally bear the risk of any loss. If you are unable to reach the Trust by telephone, you may want to try to reach the Trust by other means.


MANAGEMENT

THE ADVISOR'S INVESTMENT METHODOLOGY

    In managing the Funds, the Advisor's primary objective is to match the performance of each Fund's benchmark as closely as possible. Through the use of quantitative analysis techniques, each Fund is structured to match the risk and return characteristics of the appropriate benchmark, while remaining fully invested in all market environments. The Advisor monitors each Fund on an ongoing basis, and makes adjustments, as necessary, to minimize tracking error and to maximize liquidity. The Advisor may utilize options contracts to leverage a Fund's investment exposure. In addition, some Funds may require short selling techniques designed to inversely correlate to the performance of an index or benchmark.

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISOR -- PADCO Advisors, Inc., a Maryland corporation with offices at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, serves as investment advisor and manager of the Funds. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

    The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds pay the Advisor a fee at an annualized rate, based on the average daily net assets for each Fund, as set forth below:


FUND                                                                             ADVISORY FEE
----------------------------------------------------------------------------------------------
Nova                                                                                 .75%
Ursa                                                                                 .90%
OTC                                                                                  .75%
U.S. Government Money Market                                                         .50%

                                                            PROSPECTUS  19
                                                                        --------

    The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.


    The portfolio manager of the Ursa Fund and the OTC Fund is Michael P. Byrum, who is the Advisor's senior portfolio manager. Prior to joining the Advisor as a portfolio manager in July 1993, Mr. Byrum worked as an investor representative with MMA.



    The portfolio manager of the Nova Fund is Thomas Michael, who joined the Advisor as a portfolio manager in March 1994. From 1992 to February 1994, Mr. Michael was a financial markets analyst at Cedar Street Investment Management Co., of Chicago, Illinois, an institutional consulting firm specializing in developing hedging and speculative strategies in stock index futures contracts and U.S. Treasury bond futures contracts.



DISTRIBUTION AND SHAREHOLDER SERVICES PLAN



    The Funds have adopted a Distribution and Shareholder Services Plan (the "Plan") applicable to Advisor Class Shares that allows the Funds to pay distribution and service fees to PADCO Financial Services, Inc. (the "Distributor") and other firms that provide distribution and shareholder services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed .25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed .25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS


    Income dividends, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund, which declares dividends daily and pays them monthly. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains at least annually. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.


    You will receive dividends and distributions in the form of additional Fund shares unless you have elected to receive payment in cash. If you have not already elected to receive cash payments on your application, you must notify the Trust in writing prior to the date of distribution. Your election

------
20  PROSPECTUS

will become effective for dividends paid after the Trust receives your written notice. To cancel your election, simply send written notice to the Trust.

    Dividends and distributions from a Fund are taxable to you whether they are reinvested in additional shares of the Fund or are received in cash. You will receive an account statement at least quarterly.

TAX INFORMATION


    The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or of the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE STATEMENT OF ADDITIONAL INFORMATION (SAI). YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.


TAX STATUS OF EACH FUND

    Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to Shareholders.

TAX STATUS OF DISTRIBUTIONS

    - Each Fund will distribute substantially all of its income. THE INCOME DIVIDENDS YOU RECEIVE FROM THE FUNDS WILL BE TAXED AS ORDINARY INCOME WHETHER YOU RECEIVE THE DIVIDENDS IN CASH OR IN ADDITIONAL SHARES.

    - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by a Fund from U.S. corporations.

    - Capital gains distributions will result from gains on the sale or exchange of capital assets held for more than one year, and will be taxed at different rates depending on how long the Fund held the assets.

    - Distributions paid in January but declared by a Fund in October, November or December of the previous year, may be taxable to you in the previous year.

                                                            PROSPECTUS  21
                                                                        --------

TAX STATUS OF SHARE TRANSACTIONS

    EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES IS A TAXABLE EVENT TO YOU. YOU SHOULD CONSIDER THE TAX CONSEQUENCES OF ANY REDEMPTION OR EXCHANGE BEFORE MAKING SUCH A REQUEST, ESPECIALLY WITH RESPECT TO REDEMPTIONS, IF YOU INVEST IN THE FUNDS THROUGH A TAX-QUALIFIED RETIREMENT PLAN.

STATE TAX CONSIDERATIONS

    A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for Federal income tax purposes.

    Distributions by the Funds may be subject to state and local taxation. You should verify your tax liability with your tax advisor.

------
22  PROSPECTUS

                              FINANCIAL HIGHLIGHTS
                                   NOVA FUND

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[LOGO]

       The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Nova Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in an Investor Class Share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte &
Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 1998 Annual Report. Our 1998 Annual Report is available by telephoning us at 800-820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI. THE PERFORMANCE OF THE ADVISOR CLASS SHARES OF THE FUND WILL BE LOWER DUE TO THE RULE 12B-1 AND SHAREHOLDER SERVICING FEES CHARGED TO THE ADVISOR CLASS SHARES.


                                                                          YEAR       PERIOD       YEAR      YEAR      PERIOD
                                                                          ENDED       ENDED      ENDED     ENDED      ENDED
                                                                        MARCH 31,   MARCH 31,   JUNE 30,  JUNE 30,   JUNE 30,
                                                                          1998        1997*       1996      1995      1994**
                                                                        ---------   ---------   --------  --------   --------
Per Share Operating Performance:+
Net Asset Value -- Beginning of Period................................  $  17.89    $  15.68    $  11.81  $  9.77    $ 10.01
                                                                        ---------   ---------   --------  --------   --------
  Net Investment Income (Loss)........................................       .59         .35         .56      .28        .01
  Net Realized and Unrealized Gains (Losses) on Securities............     11.39        2.19        3.31     2.88       (.25)
                                                                        ---------   ---------   --------  --------   --------
  Net Increase (Decrease) in Net Asset Value Resulting from
   Operations.........................................................     11.98        2.54        3.87     3.16       (.24)
  Dividends to Shareholders from Net Investment Income................       .00         .00         .00     (.29)       .00
  Distributions to Shareholders from Net Realized Capital Gain........      (.05)       (.33)        .00     (.83)       .00
                                                                        ---------   ---------   --------  --------   --------
Net Increase (Decrease) in Net Asset Value............................     11.93        2.21        3.87     2.04       (.24)
                                                                        ---------   ---------   --------  --------   --------
Net Asset Value -- End of Period......................................  $  29.82    $  17.89    $  15.68  $ 11.81    $  9.77
                                                                        ---------   ---------   --------  --------   --------
                                                                        ---------   ---------   --------  --------   --------
Total Investment Return...............................................     67.02%      20.92%***    32.77%   32.65%    (2.47)%
Ratios to Average Net Assets
  Gross Expenses......................................................      1.13%       1.19%***
  Net Expenses........................................................      1.11%       1.16%***     1.31%    1.43%     1.73%***
  Net Investment Income (Loss)........................................      2.42%       2.69%***     3.14%    2.62%     1.05%***
Supplementary Data
  Portfolio Turnover Rate****.........................................         0%          0%          0%       0%         0%
  Net Assets, End of Period (000's omitted)...........................  $986,247    $181,930    $224,541  $62,916    $77,914

------------

+     THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING
     THE DAILY SHARES OUTSTANDING AVERAGE FOR THE YEAR.

* ON MARCH 12, 1997, THE TRUSTEES CHANGED THE TRUST'S FISCAL YEAR END FROM JUNE 30 TO MARCH 31.

**    COMMENCEMENT OF OPERATIONS: JULY 12, 1993.

***    ANNUALIZED.

****   PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SECURITIES
     HAVING A MATURITY OF LESS THAN ONE YEAR. THE NOVA FUND TYPICALLY HOLDS MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS, WHICH ARE DEEMED SHORT-TERM SECURITIES.

                                                            PROSPECTUS  23
                                                                        --------

                              FINANCIAL HIGHLIGHTS
                                   URSA FUND

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[LOGO]

       The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Ursa Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in an Investor Class Share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte &
Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 1998 Annual Report. Our 1998 Annual Report is available by telephoning us at 800-820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI. THE PERFORMANCE OF THE ADVISOR CLASS SHARES OF THE FUND WILL BE LOWER DUE TO THE RULE 12B-1 AND SHAREHOLDER SERVICING FEES CHARGED TO THE ADVISOR CLASS SHARES.



                                                                          YEAR       PERIOD       YEAR      YEAR     PERIOD
                                                                          ENDED       ENDED      ENDED     ENDED     ENDED
                                                                        MARCH 31,   MARCH 31,   JUNE 30,  JUNE 30,  JUNE 30,
                                                                          1998        1997*       1996      1995     1994**
                                                                        ---------   ---------   --------  --------  --------
Per Share Operating Performance:+
Net Asset Value -- Beginning of Period................................  $   7.02    $   7.55    $   8.79  $  10.54  $  10.00
                                                                        ---------   ---------   --------  --------  --------
  Net Investment Income (Loss)........................................       .19         .17         .30       .35       .01
  Net Realized and Unrealized Gains (Losses) on Securities............     (2.23)       (.68)      (1.54)    (1.78)      .53
                                                                        ---------   ---------   --------  --------  --------
  Net Increase (Decrease) in Net Asset Value Resulting from
   Operations.........................................................     (2.04)       (.51)      (1.24)    (1.43)      .54
  Dividends to Shareholders from Net Investment Income................      (.02)       (.02)        .00      (.32)      .00
                                                                        ---------   ---------   --------  --------  --------
Net Increase (Decrease) in Net Asset Value............................     (2.06)       (.53)      (1.24)    (1.75)      .54
                                                                        ---------   ---------   --------  --------  --------
Net Asset Value -- End of Period......................................  $   4.96    $   7.02    $   7.55  $   8.79  $  10.54
                                                                        ---------   ---------   --------  --------  --------
                                                                        ---------   ---------   --------  --------  --------
Total Investment Return...............................................    (29.06)%     (8.98)%***   (14.11)%   (14.08)%    10.89%
Ratios to Average Net Assets
  Gross Expenses......................................................      1.36%       1.36%***
  Net Expenses........................................................      1.34%       1.34%***     1.39%     1.39%     1.67%***
  Net Investment Income (Loss)........................................      3.18%       3.21%***     3.38%     3.50%     1.43%***
Supplementary Data
  Portfolio Turnover Rate****.........................................         0%          0%          0%        0%        0%
  Net Assets, End of Period (000's omitted)...........................  $254,225    $582,288    $192,553  $127,629  $110,899


------------

+     THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING
     THE DAILY SHARES OUTSTANDING AVERAGE FOR THE YEAR.

* ON MARCH 12, 1997, THE TRUSTEES CHANGED THE TRUST'S FISCAL YEAR END FROM JUNE 30 TO MARCH 31.

**    COMMENCEMENT OF OPERATIONS: JANUARY 7, 1994.

***    ANNUALIZED.

****   PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SECURITIES
     HAVING A MATURITY OF LESS THAN ONE YEAR. THE URSA FUND TYPICALLY HOLDS MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS, WHICH ARE DEEMED SHORT-TERM SECURITIES.

-------
  24  PROSPECTUS

                              FINANCIAL HIGHLIGHTS
                                    OTC FUND

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[LOGO]

       The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single OTC Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in an Investor Class Share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte &
Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 1998 Annual Report. Our 1998 Annual Report is available by telephoning us at 800-820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI. THE PERFORMANCE OF THE ADVISOR CLASS SHARES OF THE FUND WILL BE LOWER DUE TO THE RULE 12B-1 AND SHAREHOLDER SERVICING FEES CHARGED TO THE ADVISOR CLASS SHARES.


                                                                          YEAR       PERIOD       YEAR      YEAR       PERIOD
                                                                          ENDED       ENDED      ENDED      ENDED       ENDED
                                                                        MARCH 31,   MARCH 31,   JUNE 30,  JUNE 30,    JUNE 30,
                                                                          1998        1997*       1996      1995       1994**
                                                                        ---------   ---------   --------  ---------   ---------
Per Share Operating Performance:+
Net Asset Value -- Beginning of Period................................  $  17.93    $  15.16    $  12.22  $    8.76   $   10.00
                                                                        ---------   ---------   --------  ---------   ---------
  Net Investment Income (Loss)........................................      (.14)        .01         .06        .14         .01
  Net Realized and Unrealized Gains (Losses) on Securities............      9.99        2.84        3.24       4.17       (1.25)
                                                                        ---------   ---------   --------  ---------   ---------
  Net Increase (Decrease) in Net Asset Value Resulting from
   Operations.........................................................      9.85        2.85        3.30       4.31       (1.24)
  Dividends to Shareholders from Net Investment Income................       .00        (.07)        .00       (.12)        .00
Distributions to Shareholders from Net Realized Capital Gain..........      (.10)       (.01)       (.36)      (.73)        .00
                                                                        ---------   ---------   --------  ---------   ---------
Net Increase (Decrease) in Net Asset Value............................      9.75        2.77        2.94       3.46       (1.24)
                                                                        ---------   ---------   --------  ---------   ---------
Net Asset Value -- End of Period......................................  $  27.68    $  17.93    $  15.16  $   12.22   $    8.76
                                                                        ---------   ---------   --------  ---------   ---------
                                                                        ---------   ---------   --------  ---------   ---------
Total Investment Return...............................................     55.05%      24.77%***    26.44%     49.00%    (30.17)%
Ratios to Average Net Assets
  Gross Expenses......................................................      1.13%       1.27%***
  Net Expenses........................................................      1.13%       1.27%***     1.33%      1.41%      1.97%***
  Net Investment Income (Loss)........................................      (.58)%       .08%***      .44%      1.34%      1.69%***
Supplementary Data
  Portfolio Turnover Rate****.........................................    971.80%   1,140.35%   2,578.56%  2,241.00%   1,171.00%
  Net Assets, End of Period (000's omitted)...........................  $449,794    $ 52,278    $ 48,716  $  61,948   $  30,695

------------

+     THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING
     THE DAILY SHARES OUTSTANDING AVERAGE FOR THE YEAR.

* ON MARCH 12, 1997, THE TRUSTEES CHANGED THE TRUST'S FISCAL YEAR END FROM JUNE 30 TO MARCH 31.

**    COMMENCEMENT OF OPERATIONS: FEBRUARY 14, 1994.

***    ANNUALIZED.

****   PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SECURITIES
     HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                            PROSPECTUS  25
                                                                        --------

                              FINANCIAL HIGHLIGHTS
                       U.S. GOVERNMENT MONEY MARKET FUND

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


[LOGO]


       The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single U.S. Government Money Market Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in an Investor Class Share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 1998 Annual Report. Our 1998 Annual Report is available by telephoning us at 800-820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI. THE PERFORMANCE OF THE ADVISOR CLASS SHARES OF THE FUND WILL BE LOWER DUE TO THE RULE 12B-1 AND SHAREHOLDER SERVICING FEES CHARGED TO THE ADVISOR CLASS SHARES.


                                                                          YEAR       PERIOD       YEAR      YEAR      PERIOD
                                                                          ENDED       ENDED      ENDED     ENDED      ENDED
                                                                        MARCH 31,   MARCH 31,   JUNE 30,  JUNE 30,   JUNE 30,
                                                                          1998        1997*       1996      1995      1994**
                                                                        ---------   ---------   --------  --------   --------
Per Share Operating Performance:+
Net Asset Value -- Beginning of Period................................  $   1.00    $   1.00    $   1.00  $   1.00   $  1.00
                                                                        ---------   ---------   --------  --------   --------
  Net Investment Income (Loss)........................................       .04         .03         .04       .04       .01
                                                                        ---------   ---------   --------  --------   --------
  Net Increase in Net Asset Value Resulting from Operations...........       .04         .03         .04       .04       .01
  Dividends to Shareholders from Net Investment Income................      (.04)       (.03)       (.04)     (.04)     (.01)
                                                                        ---------   ---------   --------  --------   --------
Net Increase in Net asset Value.......................................       .00         .00         .00       .00       .00
                                                                        ---------   ---------   --------  --------   --------
Net Asset Value -- End of Period......................................  $   1.00    $   1.00    $   1.00  $   1.00   $  1.00
                                                                        ---------   ---------   --------  --------   --------
                                                                        ---------   ---------   --------  --------   --------
Total Investment Return...............................................      4.69%       4.39%***     4.60%     4.43%    2.47%
Ratios to Average Net Assets
  Gross Expenses......................................................       .89%        .86%***
  Net Expenses........................................................       .89%        .86%***      .99%      .89%    1.16%***
  Net Investment Income (Loss)........................................      4.37%       4.06%***     4.18%     4.23%    2.34%***
Supplementary Data
  Portfolio Turnover Rate****.........................................         0%          0%          0%        0%        0%
  Net Assets, End of Period (000's omitted)...........................  $253,295    $283,553    $153,925  $284,198   $88,107

------------

+     THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING
     THE DAILY SHARES OUTSTANDING AVERAGE FOR THE YEAR.

* ON MARCH 12, 1997, THE TRUSTEES CHANGED THE TRUST'S FISCAL YEAR END FROM JUNE 30 TO MARCH 31.

**    COMMENCEMENT OF OPERATIONS: DECEMBER 3, 1993.

***    ANNUALIZED.

****   PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
     SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

-------
  26  PROSPECTUS

BENCHMARK INFORMATION.


NEITHER THE NOVA FUND NOR THE URSA FUND IS SPONSORED, ENDORSED, SOLD, OR PROMOTED BY STANDARD & POOR'S CORP. (S&P); AND THE OTC FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY NASDAQ OR ANY OF NASDAQ'S AFFILIATES (NASDAQ AND ITS AFFILIATES HEREINAFTER COLLECTIVELY REFERRED TO AS "NASDAQ").



NEITHER S&P NOR NASDAQ MAKE ANY REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBER OF THE PUBLIC, REGARDING THE ADVISABILITY OF INVESTING IN INDEX FUNDS OR THE ABILITY OF THE S&P 500 INDEX OR THE NASDAQ 100 INDEX-TM-, RESPECTIVELY, TO TRACK GENERAL STOCK MARKET PERFORMANCE.



NEITHER S&P NOR NASDAQ GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX AND NASDAQ 100 INDEX-TM-, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.



NEITHER S&P NOR NASDAQ MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR THE NASDAQ 100 INDEX-TM-, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.



NEITHER S&P NOR NASDAQ MAKE ANY EXPRESS OR IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE S&P 500 INDEX OR THE NASDAQ 100 INDEX-TM- RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

Additional information about Advisor Class Shares of the Funds is included in a
  Statement of Additional Information dated August 5, 1998 (the "SAI"), which contains more detailed information about the Funds. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.
   The SEC maintains a Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009. To help you to obtain additional information,
                the Fund's SEC registration number is 811-7584.


 You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 1-800-820-0888 or by writing to Rydex Series Trust, at 6116
     Executive Boulevard, Suite 400, Rockville, Maryland 20852. Additional information about the Funds' investments is available in the annual and semi-
annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the
                Funds' performance during its last fiscal year.

--------------------------------------------------------------------------------

       NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN
CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION
  OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR PADCO ADVISORS,
    INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY
               JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

                         STATEMENT OF ADDITIONAL INFORMATION

                                  RYDEX SERIES TRUST

                         6116 EXECUTIVE BOULEVARD, SUITE 400
                              ROCKVILLE, MARYLAND  20852
                                     800/820-0888
                                     301/468-8520

Rydex Series Trust (the "Trust") is a no-load mutual fund complex with twenty-two separate investment portfolios (the "Rydex Funds"). This Statement of Additional Information ("SAI") relates to the Advisor Class Shares of the following four portfolios:

                                      NOVA FUND
                                      URSA FUND
                                       OTC FUND

                          U.S. GOVERNMENT MONEY MARKET FUND



This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Trust's Prospectus, dated August 5, 1998. A copy of the Trust's Prospectus is available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone numbers above.


       The date of this Statement of Additional Information is August 5, 1998.

                         STATEMENT OF ADDITIONAL INFORMATION

                                  TABLE OF CONTENTS


                                                                            Page
                                                                            ----

GENERAL INFORMATION ABOUT THE TRUST. . . . . . . . . . . . . . . . . . . . . .3

DESCRIPTION OF THE MONEY MARKET FUND . . . . . . . . . . . . . . . . . . . . .3

INVESTMENT POLICIES AND TECHNIQUES . . . . . . . . . . . . . . . . . . . . . .3

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . 10

PORTFOLIO TRANSACTIONS AND BROKERAGE . . . . . . . . . . . . . . . . . . . . 12

MANAGEMENT OF THE TRUST. . . . . . . . . . . . . . . . . . . . . . . . . . . 14

PRINCIPAL HOLDERS OF SECURITIES. . . . . . . . . . . . . . . . . . . . . . . 19

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . . 21

PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . 22

CALCULATION OF RETURN QUOTATIONS . . . . . . . . . . . . . . . . . . . . . . 23

INFORMATION ON COMPUTATION OF YIELD. . . . . . . . . . . . . . . . . . . . . 24

PURCHASE AND REDEMPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . . 25

DIVIDENDS, DISTRIBUTIONS, AND TAXES. . . . . . . . . . . . . . . . . . . . . 26

OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 28

COUNSEL. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 28

AUDITORS AND CUSTODIAN . . . . . . . . . . . . . . . . . . . . . . . . . . . 28

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29

GENERAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Delaware business trust on February 10, 1993. The Trust is permitted to offer separate portfolios and different classes of shares. The Trust currently offers two separate classes of shares, Investor Class Shares and Advisor Class Shares. Investor Class Shares are sold principally to professional money managers and to investors who take part in certain asset-allocation investment strategies. Advisor Class Shares are offered through broker-dealers and other financial institutions ("intermediaries") that have entered into arrangements with the Trust's Distributor (the "Distributor") to sell Advisor Class Shares to their customers. Advisor Class Shares differ from Investor Class Shares primarily in the allocation of certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. Sales of shares of each Class are made without a sales charge at each Fund's per share net asset value. Additional Funds and/or classes may be created from time to time.

Currently, the Trust has twenty-two separate series. All payments received by the Trust for shares of any fund belong to that fund. Each fund has its own assets and liabilities. This SAI relates only to Advisor Class Shares of the Nova Fund, the Ursa Fund, the OTC Fund, and the U.S. Government Money Market Fund (the "Money Market Fund") (collectively the "Funds").


In addition to the Funds described in this SAI, the Trust offers Investor and Advisor Class Shares in the following funds described in separate prospectuses:
Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Leisure Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund (collectively the "Sector Funds"), and Investor Class Shares of the Juno fund, Precious Metals Fund, U.S. Government Bond Fund, and the U.S. Government Money Market Fund.


DESCRIPTION OF THE MONEY MARKET FUND

As discussed in the Prospectus, the Money Market Fund seeks to provide security of principal, high current income, and liquidity. The Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and may invest any remaining assets in receipts and enter into repurchase agreements fully collateralized by U.S. Government Securities.

The Money Market Fund is governed by SEC rules which impose certain liquidity, maturity and diversification requirements. The Money Market Fund's assets are valued using the amortized cost method, which enables the Money Market Fund to maintain a stable NAV. All securities purchased by the Money Market Fund must have remaining maturities of 397 days or less. Although the Money Market Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained.

INVESTMENT POLICIES AND TECHNIQUES

GENERAL
Each Fund's investment objective and permitted investments are described in the Prospectuses under the headings "FUND INFORMATION" and "INFORMATION ABOUT THE FUNDS' INVESTMENTS." The following information supplements, and should be read in conjunction with, those sections of the Prospectuses.

Portfolio management is provided to each Fund by the Trust's investment adviser, PADCO Advisors, Inc., a Maryland corporation with offices at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852 (the "Advisor"). The investment strategies of the Funds discussed below and in the Prospectuses may be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. A Fund is free to reduce or eliminate its activity in any of those areas without changing the Fund's fundamental investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives.

BORROWING
The Nova Fund may borrow money, including borrowing for investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Nova Fund might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales. The Nova Fund intends to use leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.

Each Fund may borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the Investment Company Act of 1940, as amended (the "1940 Act"), a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.



ILLIQUID SECURITIES
While none of the Funds anticipates doing so, each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets in illiquid securities. Each Fund will adhere to a more restrictive limitation on the Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the

Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "Commission"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

LENDING OF PORTFOLIO SECURITIES
Subject to the investment restrictions set forth below, each of the Funds may lend portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Fund and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby earning additional income. A Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which the Fund's shares are qualified for sale, and the Funds will not lend more than 33 1/3% of the value of the Fund's total assets, except that the Money Market Fund will not lend more than 10% of the value of its total assets. Loans would be subject to termination by the lending Fund on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending Fund and that Fund's shareholders. A lending Fund may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

OPTIONS TRANSACTIONS

OPTIONS ON SECURITIES. The Nova Fund and the OTC Fund may buy call options and write (sell) put options on securities, and the Ursa Fund may buy put options and write call options on securities for the purpose of realizing the Fund's investment objective. By wiring a call option on securities, a Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Option Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction.

OPTIONS ON SECURITY INDEXES. The Nova Fund and the OTC Fund may purchase call options and write put options, and the Ursa Fund may purchase put options and write call options, on stock indexes listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Fund's investment objective.

Options on indexes are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When a Fund writes a covered option on an index, the Fund will be required to deposit and maintain with a custodian cash or liquid securities equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Fund will deposit with the custodian cash or liquid securities equal in value to the deficiency.

OPTIONS ON FUTURES CONTRACTS. Under Commodities Futures Trading Commission ("CFTC") Regulations, the Funds may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of a Fund's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (I.E., the amount by which the exercise price of the put option exceeds the current market value of the underlying security, or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

When a Fund purchases or sells a stock index futures contract, or sells an option thereon, the Fund "covers" its position. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position. If a Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of a Fund arising from such investment activities.

A Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underling futures contracts is established at a price greater than the strike price of the written (sold) call, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

PORTFOLIO TURNOVER
As discussed in the Trust's prospectus, the Trust anticipates that investors in the Funds, as part of an asset allocation investment strategy, will frequently exchange shares of the Funds for shares in other Funds pursuant to the exchange policy of the Trust as well as frequently redeem shares of the Funds (see "Exchanges" in the Trust's Prospectus). The nature of the Funds has caused the Funds to experience substantial portfolio turnover. Because each Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds will continue to be substantial.

REPURCHASE AGREEMENTS
As discussed in the Trust's Prospectus, each of the Funds may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, other than the Money Market Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% (10% with respect to the Money Market Fund) of the Fund's total assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS
The Ursa Fund may use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when this will be to the Fund's advantage to do so. Each Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.

SHORT SALES
The Ursa Fund also may engage in short sales transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.


Until the Ursa Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or
(b) otherwise cover the Fund's short position.


The Nova Fund and the OTC Fund each may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost. These Funds may make a short sale when the Fund wants to sell the security the Fund owns at a current attractive price, in order to hedge or limit the exposure of the Fund's position.


U.S. GOVERNMENT SECURITIES
Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government Securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration.

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the Federal agency, while other obligations issued by or guaranteed by Federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored Federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, of such security in determining the Fund's net asset value. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's net asset value or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.



TRACKING ERROR
While the Funds do not expect that the returns over a year will deviate adversely from their respective benchmarks by more than ten percent, several factors may affect their ability to achieve this correlation. Among these are:
(1) Fund expenses, including brokerage (which may, be increased by high portfolio turnover); (2) less than all of the securities in the benchmark being held by a Fund and securities not included in the benchmark being held by a Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the cash market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) a Fund holds instruments traded in a market that has become illiquid or disrupted; (6) Fund share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; or (9) market movements that run counter to a leveraged Fund's investments (which will cause divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging). Market movements that run counter to a leveraged Fund's investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged Fund is generally small during a well-defined uptrend or downtrend in the market when measured from price peak to price peak, access a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
The Funds (other than the Money Market Fund) presently may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act.
A Fund, therefore, may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. The Money Market Fund may invest in the securities of other investment companies only as part of a merger, reorganization, or acquisition, subject to the requirements of the 1940 Act.

If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES
The following investment limitations (and those set forth in the Prospectuses) are fundamental policies of the Funds which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

A Fund shall not:

     1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund's total assets would be lent to other parties, except (i) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies, and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities, or (iii) through the loans of portfolio securities provided the borrower maintains collateral equal to at least 100% of the value of the borrowed security and marked-to-market daily.

     2.   Underwrite securities of any other issuer.

     3. Purchase, hold, or deal in real estate or oil and gas interests, although the Fund may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired for the Fund as a result of the ownership of securities.

     4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued but excluding liabilities and indebtedness not constituting senior securities), except that the Fund may issue senior securities in connection with transactions in options, futures, options on futures, and other similar investments, and except as otherwise permitted herein and in Investment Restriction Nos. 5, 7, 8, and 9, as applicable to the Fund.

     5. Pledge, mortgage, or hypothecate the Fund's assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with (i) the writing of covered put and call options, (ii) the purchase of securities on a forward-commitment or delayed-delivery basis, and
          (iii) collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

     6. Invest in commodities except that the Fund may purchase and sell futures contracts, including those relating to securities, currencies, indexes, and options on futures contracts or indexes and currencies underlying or related to any such futures contracts, and purchase and sell currencies (and options thereon) or securities on a forward-commitment or delayed-delivery basis.


     7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities.


     8. Borrow money, except (i) as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of the Fund's total assets from a bank or (ii) in an amount up to one-third of the value of the Fund's total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

          8.1 THE NOVA FUND MAY BORROW MONEY, SUBJECT TO THE CONDITIONS OF PARAGRAPH 8, FOR THE PURPOSE OF INVESTMENT LEVERAGE.



     9. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with futures or options transactions is not considered to be a securities purchase on margin. The Fund may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost ("selling against the box").

          9.1 THE URSA FUND MAY ENGAGE IN SHORT SALES OF PORTFOLIO SECURITIES OR MAINTAIN A SHORT POSITION IF AT ALL TIMES WHEN A SHORT POSITION IS OPEN (i) THE FUND MAINTAINS A SEGREGATED ACCOUNT WITH THE FUND'S CUSTODIAN TO COVER THE SHORT POSITION IN ACCORDANCE WITH THE POSITION OF THE SECURITIES AND EXCHANGE COMMISSION OR
               (ii) THE FUND OWNS AN EQUAL AMOUNT OF SUCH SECURITIES OR SECURITIES CONVERTIBLE INTO OR EXCHANGEABLE, WITHOUT PAYMENT OF ANY FURTHER CONSIDERATION, FOR SECURITIES OF THE SAME ISSUE AS, AND EQUAL IN AMOUNT TO, THE SECURITIES SOLD SHORT.


FUNDAMENTAL POLICIES APPLICABLE TO THE MONEY MARKET FUND

The Money Market Fund shall not:

     10. Make loans to others except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements.

     11. Lend the Money Market Fund's portfolio securities in excess of 15% of the Money Market Fund's total assets. Any loans of the Money Market Fund's portfolio securities will be made according to guidelines established by the Board of Trustees of the Trust, including maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.

     12. Issue senior securities, except as permitted by the Money Market Fund's investment objectives and policies.

     13.  Write or purchase put or call options.

     14. Invest in securities of other investment companies, except as these securities may be acquired as part of a merger, consolidation, acquisition of assets, or plan of reorganization.

     15. Mortgage, pledge, or hypothecate the Money Market Fund's assets except to secure permitted borrowings. In those cases, the Money Market Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Money Market Fund at the time of the borrowing.

     16. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions.


NON-FUNDAMENTAL POLICIES
The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board of Trustees.

Each Fund may not:

     1.   Invest in warrants.

     2.   Invest in real estate limited partnerships.

     3.   Invest in mineral leases.

The foregoing percentages are: (i) based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the Funds and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the Funds and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the Funds and the other client accounts.

The policy of each Fund regarding purchases and sales of securities for the Fund's portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

Purchases and sales of U.S. Government securities are normally transacted through issuers, underwriters or major dealers in U.S. Government Securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In seeking to implement a Fund's policies, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Advisor. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer providing these additional services is acting as a principal for its own account, no commissions would be payable. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of the Advisor, for the additional services.

The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of the Advisor's other clients and may not in all cases benefit a Fund directly. while the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

For the fiscal periods ended June 30, 1996, March 31, 1997, and March 31, 1998 the Funds paid the following brokerage commissions:

                                         Aggregate Brokerage Commissions
                                    ----------------------------------------
               Fund                    1996            1997*           1998
----------------------------------------------------------------------------
Nova Fund                           $293,000        $259,900        $836,833
----------------------------------------------------------------------------
Ursa Fund                           $669,000        $236,053        $284,054
----------------------------------------------------------------------------
OTC Fund                            $673,000         $15,491        $20,402
----------------------------------------------------------------------------
Money Market Fund                      $0              $0              $0
----------------------------------------------------------------------------

*For the nine-month period from July 1, 1996 to March 31, 1997


MANAGEMENT OF THE TRUST

The Trustees are responsible for the general supervision of the Trust's business. The day-to-day operations of the Trust are the responsibilities of the Trust's officers. The names and addresses (and ages) of the Trustees and the officers of the Trust and the officers of the Advisor, together with information as to their principal business occupations during the past five years, are set forth below. Fees and expenses for non-interested Trustees will be paid by the Trust.

TRUSTEES

(*) ALBERT P. VIRAGH, JR. (57)

     Chairman of the Board of Trustees and President of the Trust; Chairman of the Board, President, and Treasurer of PADCO Advisors, Inc., investment adviser to the Trust, 1993 to present; Chairman of the Board, President, and Treasurer of PADCO Service Company, Inc., shareholder and transfer agent servicer to the Trust, 1993 to present; Chairman of the Board of Managers of The Rydex Advisor Variable Annuity Account (the "Separate Account"), a separate account of Great American Reserve Insurance Company, 1996 to present; Chairman of the Board, President, and Treasurer of PADCO Advisors II, Inc., investment adviser to the Separate Account, 1996 to present; Chairman of the Board, President, and Treasurer of PADCO Financial Services, Inc., a registered broker-dealer firm, 1996 to present; Vice President of Rushmore Investment Advisors Ltd., a registered investment adviser, 1985 to 1993. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

COREY A. COLEHOUR (52)

     Trustee of the Trust; Manager of the Separate Account, 1996 to present; Senior Vice President of Marketing of Schield Management Company, a registered investment adviser, 1985 to present. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.


--------------------------
(*) This trustee is deemed to be an "interested person" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor, as described herein.

J. KENNETH DALTON (57)

     Trustee of the Trust; Manager of the Separate Account, 1996 to present; Mortgage Banking Consultant and Investor, The Dalton Group, April 1995 to present; President, CRAM Mortgage Group, Inc. 1966 to April 1995. Address:
     6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

JOHN O.  DEMARET (57)

     Trustee of the Trust; Manager of the Separate Account, 1997 to present; Founder and Chief Executive Officer, Health Cost Controls America, Chicago, Illinois, 1987 to 1996; sole practitioner, Chicago, Illinois, 1984 to 1987; General Counsel for the Chicago Transit Authority, 1981 to 1984; Senior Partner, O'Halloran, LaVarre & Demaret, Northbrook, Illinois, 1978 to 1981.
     Address:  6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

PATRICK T.  MCCARVILLE (55)

     Trustee of the Trust; Manager of the Separate Account, 1997 to present; Founder and Chief Executive Officer, Par Industries, Inc., Northbrook, Illinois, 1977 to present; President and Chief Executive Officer, American Health Resources, Northbrook, Illinois, 1984 to 1986. Address:
     6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

ROGER SOMERS (53)

     Trustee of the Trust; Manager of the Separate Account, 1996 to present; President, Arrow Limousine, 1963 to present. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

OFFICERS

ROBERT M. STEELE (39)

     Secretary and Vice President of the Trust; Vice President of PADCO Advisors, Inc., investment adviser to the Trust, 1994 to present; Secretary and Vice President of the Separate Account, 1996 to present; Vice President of PADCO Advisors II, Inc., investment adviser to the Separate Account, 1996 to present; Vice President of The Boston Company, Inc., an institutional money management firm, 1987 to 1994. Address:
     6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

CARL G. VERBONCOEUR (45)

     Vice President of Operations of the Trust; Vice President of Operations of the Separate Account, 1997 to present; Senior Vice President, Crestar Bank, 1995 to 1997; Senior Vice President, Crestar Asset Management Company, a registered investment adviser, 1993 to 1995; Vice President Perpetual Savings Bank, 1987 to 1993. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

MICHAEL P. BYRUM (28)

     Vice President of Investments And Assistant Secretary of the Trust; Employee and senior portfolio manager of PADCO Advisors, Inc., 1993 to present; portfolio manager of The Rydex OTC Fund (since

     1997) and The Rydex U.S. Government Bond Fund (since 1997), each a series of the Trust; Assistant Secretary of the Separate Account, 1996 to present; Employee of PADCO Advisors II Inc., investment adviser to the Separate Account; Investment Representative, Money Management Associates, a registered investment adviser, 1992 to 1993; Student, Miami University of
     Oxford, Ohio (B.A., Business Administration, 1992).   Address:
     6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

The aggregate compensation paid by the Trust to each of its Trustees serving during the fiscal year ended March 31, 1998, is set forth in the table below:



                                             Aggregate                Pension or Retirement                Estimated Annual
     Name of Person, Position            Compensation From           Benefits Accrued as Part                Benefits Upon
                                               Trust                   of Trust's Expenses                    Retirement
---------------------------------------------------------------------------------------------------------------------------
Albert P. Viragh, Jr.*,                         $0                              $0                                $0
CHAIRMAN AND PRESIDENT
---------------------------------------------------------------------------------------------------------------------------
Corey A. Colehour,                            $10,500                           $0                                $0
TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
J. Kenneth Dalton,                            $10,500                           $0                                $0
TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
Roger Somers,                                 $10,500                           $0                                $0
TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
John O. Demaret,                              $6,500                            $0                                $0
TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
Patrick T. McCarville,                        $6,500                            $0                                $0
TRUSTEE
---------------------------------------------------------------------------------------------------------------------------

   * Denotes an "interested person" of the Trust.
  ** Messrs. Demaret and McCarville were elected to the Board of Trustees in December 1997.

As of the date of this Statement of Additional Information, the Trustees and the officers of the Trust, as a group, owned, of record and beneficially, less than 1.0% of the outstanding shares of each Fund.

THE ADVISORY AGREEMENT
Under an investment advisory agreement with the Advisor, dated May 14, 1993, and amended on November 2, 1993, and also amended on December 13, 1994, March 8, 1996, and September 25, 1996, the Advisor serves as the investment adviser for each series of the Trust and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control by the Trustees and the officers of the Trust. As of June 30, 1998, net Trust assets under management of the Advisor were approximately $2.6 billion. Pursuant to the advisory agreement with the Advisor, the Funds pay the Advisor the following fees at an annual rate based on the average daily net assets for each respective Fund, as set forth below:

For the fiscal periods ended June 30, 1996, March 31, 1997 and March 31, 1998, the Advisor received the following investment advisory fees:

                                                Advisory Fees Paid
             Fund                 Annual        1996        1997*      1998
                                 Advisory
                                   Fee
                               Contractual
                                   Rate
------------------------------------------------------------------------------
Nova Fund                        0.75%      $1,022,794  $1,812,740  $4,588,393
------------------------------------------------------------------------------
Ursa Fund                        0.90%      $1,607,706  $2,070,135  $2,956,581
------------------------------------------------------------------------------
OTC Fund                         0.75%       $541,443    $775,607   $2,529,352
------------------------------------------------------------------------------
Money Market Fund                0.50%       $891,864    $671,957   $1,361,674
------------------------------------------------------------------------------


*For the nine-month period from July 1, 1996 to March 31, 1997


The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Trustees of the Trust who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

The Advisor, which has its office at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, was incorporated in the State of Maryland on February 5, 1993. Albert P. Viragh, Jr., the Chairman of the Board of Trustees and the President of the Advisor, owns a controlling interest in the Advisor.

THE SERVICE AGREEMENT

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by PADCO Service Company, Inc., 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852 (the "Servicer"), subject to the general supervision and control of the Trustees and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer, dated September 19, 1995, and amended on March 8, 1996, and also amended on September 25, 1996. The Servicer is wholly-owned by Albert P. Viragh, Jr., who is the Chairman of the Board and the President of the Trust and the sole controlling person and majority owner of the Advisor.

For the fiscal periods ended June 30, 1996, March 31, 1997 and March 31, 1998, the Funds paid PADCO the following service fees:

                                                                                               Service Fees Paid
                                                                                --------------------------------------------------
                       Fund                         Annual Service Fee Rate        1996                1997*             1998
----------------------------------------------------------------------------------------------------------------------------------
Nova Fund                                                   0.25%               $327,476             $606,411          $ 1,529,464
----------------------------------------------------------------------------------------------------------------------------------
Ursa Fund                                                   0.25%               $451,107             $575,038          $   821,273
----------------------------------------------------------------------------------------------------------------------------------
OTC Fund                                                    0.20%               $123,358             $205,328          $   674,494
----------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                                           0.20%               $403,167             $268,855          $   544,706
----------------------------------------------------------------------------------------------------------------------------------


*For the nine-month period from July 1, 1996 to March 31, 1997

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under Federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement.

DISTRIBUTION
Pursuant to the Distribution Agreement adopted by the Trust, PADCO Financial Services, Inc. (The "Distributor"), 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, acts as distributor for the Advisor Class Shares of the Trust under the general supervision and control of the Trustees and the officers of the Trust.


Under a Distribution and Shareholder Services Plan, Service Providers may use their fees for: (i) compensation for its services in connection with distribution assistance; or (ii) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.


A Service Provider also may perform some or all of the following shareholder services:


     -    maintaining accounts relating to clients that invest in shares;
     -    arranging for bank wires;
     - responding to client inquiries relating to the services performed by the Services Provider;
     - responding to inquiries from clients concerning their investment in shares;
     - assisting clients in changing dividend options, account designations and addresses;

     - providing information periodically to clients showing their position in shares;
     - forwarding shareholder communications from the funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and
     -    processing dividend payments from the funds on behalf of clients.


These shareholder services are different from the distribution services discussed above, and are not primarily intended to result in the sale of the Advisor Class Shares of the Funds.

COSTS AND EXPENSES
Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; non-interested Trustees' fees and expenses; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the Trustee fees and expenses for attendance at Trustee meetings for the Trustees of the Trust who are not affiliated with or interested persons of the Advisor.

PRINCIPAL HOLDERS OF SECURITIES

As of May 1, 1998, the following persons were the only persons who were record owners or, to the knowledge of the Trust, beneficial owners of 5% or more of the shares of the Funds.




              FUND                              NAME AND ADDRESS                      NUMBER OF SHARES            % OWNERSHIP
-----------------------------    -----------------------------------------            ----------------            -----------
NOVA FUND - INVESTOR CLASS       National Financial Services Corp.                       4,314,230.693                16.35%
                                 P.O. Box 3908
                                 New York, NY  10008

                                 Schwab & Company                                        5,704,608.722                21.62%
                                 101 Montgomery Street
                                 San Francisco, CA  94104

                                 Donaldson Lufkin Jenrette                               1,955,057.580                 7.41%
                                 P.O. Box 2052
                                 Jersey City, NJ

URSA FUND - INVESTOR CLASS       Schwab & Company                                       14,205,314.227                22.62%
                                 101 Montgomery Street
                                 San Francisco, CA  94104

              FUND                              NAME AND ADDRESS                      NUMBER OF SHARES            % Ownership
-----------------------------    -----------------------------------------            ----------------            -----------
                                 National Financial Services Corp.                       6,992,749.176                11.02%
                                 P.O. Box 3908
                                 New York, NY  10008

                                 Donaldson Lufkin Jenrette                               4,247,916.643                 6.75%
                                 P.O. Box 2052
                                 Jersey City, NJ  07303

OTC FUND - INVESTOR CLASS        Schwab & Company                                        2,578,892.330                17.26%
                                 101 Montgomery Street
                                 San Francisco, CA  94104

                                 First Trust Corp.                                         852,951.632                 5.71%
                                 P.O. Box 173736
                                 Denver, CO  80217

                                 National Financial Services Group                         900,439.137                 6.03%
                                 P.O. Box 3752
                                 Church Street Station
                                 New York, NY  10041-3299

                                 Donaldson Lufkin Jenrette                               1,439,063.751                 9.63%
                                 P.O. Box 2052
                                 Jersey City, NJ  07303

                                 Trust Company of America                                  888,100.171                 5.94%
                                 P.O. Box 6503
                                 Englewood, CO  80155

MONEY MARKET FUND                National Financial Services Group                      51,729,219.560                51.23%
                                 for the Exclusive Benefit of Customers
                                 P.O. Box 3752
                                 Church Street Station
                                 New York, NY  10041-3299

                                 Trust Company of America                               26,290,129.090                26.04%
                                 P.O. Box 6503
                                 Englewood, CO  80155

                                 Independent Trust Corp.                                15,909,268.530                15.76%
                                 Custodian Funds 98
                                 15255 S 94th Avenue, Suite 303
                                 Orland Park, IL  60462

              FUND                              NAME AND ADDRESS                      NUMBER OF SHARES            % Ownership
-----------------------------    -----------------------------------------            ----------------            -----------
                                 First Trust & Co. (Datalynx)                            6,615,868.065                 6.55%
                                 P.O. Box 173736
                                 Denver, CO  80217

DETERMINATION OF NET ASSET VALUE

The net asset value of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The net asset value per share of a Fund is calculated by dividing the market value of the Fund's securities plus the values of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

For purposes of determining net asset value per share of a Fund, options and futures contracts will be valued 15 minutes after the 4:00 P.M., Eastern Time, close of regular trading on the NYSE, except that futures contracts traded on the Chicago Board of Trade ("CBOT") will be valued at 3:00 P.M., Eastern Time, the close of trading of that exchange. Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. The value of a futures contract equals the unrealized gain or loss on the contract settlement price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. A settlement price may not be used for the foregoing purposes if the market makes a limit move with respect to a particular commodity.


OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and the offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Trustees. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determination. The Trustees, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

The Money Market Fund will utilize the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument while this method provides certainty in valuation, this method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if this Fund sold the instrument. During such periods, the yield to investors in the Money Market Fund may differ somewhat from that obtained in a similar company which uses mark-to-market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Money Market Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

The Money Market Fund's use of the amortized cost method is permitted pursuant to Rule 2a-7 under the 1940 Act (the "Rule"). The Rule requires that the Money Market Fund limit its investments to U.S. dollar-denominated instruments that meet the Rule's quality, maturity and diversification requirements. The Rule also requires the Money Market Fund to maintain a dollar-weighted average portfolio maturity of not more than ninety days and precludes the purchase of any instrument with a remaining maturity of more than thirteen months.

The Money Market Fund may only purchase Eligible Securities. Eligible Securities are securities which : (a) have remaining maturities of thirteen months or less; (b) either (i) are rated in the two highest short-term rating categories by any two nationally-recognized statistical rating organizations ("NRSROs") that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) were long-term securities at the time of issuance whose issuers have outstanding short-term debt obligations which are comparable in priority and security and has a ratings as specified in (b) above; or (d) if no rating is assigned by any NRSRO as provided in (b) and (c) above, the unrated securities are determined by the Trustees to be of comparable quality to any rated securities.

As permitted by the Rule, the Trustees have delegated to the Advisor, subject to the Trustees' oversight pursuant to guidelines and procedures adopted by the Trustees, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

If the Trustees determine that it is no longer in the best interests of the Money Market Fund and its shareholders to maintain a stable price of $1.00 per share, or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Money Market Fund will notify shareholders of any such change.

PERFORMANCE INFORMATION

From time to time, each of the Funds (other than the Money Market Fund) may include the Fund's total return in advertisements or reports to shareholders or prospective shareholders. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. See "Calculation of Return Quotations."

Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indexes. Performance information for the Nova Fund and the Ursa Fund may be compared to various unmanaged indexes, including, but not limited to, the S&P 500 Index or the Dow Jones Industrial Average. Performance information for the OTC Fund may be compared to various unmanaged indexes, including, but not limited to, its current benchmark, the NASDAQ 100 Index-TM-, and the NASDAQ Composite Index-TM-. The OTC Fund has the ability to invest in securities not included in the NASDAQ 100 Index-TM- or the NASDAQ Composite Index-TM-, and the OTC Fund's investment portfolio may or may not be similar in composition to NASDAQ 100 Index-TM- or the NASDAQ Composite Index-TM-.

Such unmanaged indexes may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), and CDA Investment Technologies, Inc., among others, when Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Performance figures are based on historical results and are not intended to indicate future performance.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

CALCULATION OF RETURN QUOTATIONS

For purposes of quoting and comparing the performance of a Fund (other than the Money Market Fund) to that of other mutual funds and to other relevant market indexes in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return. Under the rules of the Securities and Exchange Commission ("SEC Rules"), Funds advertising performance must include total return quotes calculated according to the following formula:

                                           n
                                     P(1+T) = ERV
                                  ------------


     Where:    P =       a hypothetical initial payment of $1,000;

               T =       average annual total return;

               n =       number of years (1, 5 or 10); and

               ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of the 1, 5 or 10 year periods, at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods or a shorter period dating from the
effectiveness of the Registration Statement of the Trust.   In calculating the
ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at net asset value as described in the Trust's Prospectus on the reinvestment dates during the period. Total return, or 'T' in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

For the one-year period ended March 31, 1998, and for the period from the respective commencement of operations of the Funds to March 31, 1998, the average annual compounded rate of return of Investor Class Shares of the respective Funds (other than the Money Market Fund), assuming the reinvestment of all dividends and distributions, was as follows:


                                                     FOR THE PERIOD
                               FOR THE                 FROM THE
                               ONE YEAR              COMMENCEMENT
                             PERIOD ENDED          OF OPERATIONS TO
                            MARCH 31, 1998          MARCH 31, 1998
Nova Fund                       67.02%                 28.95%(1)
Ursa Fund                      (29.06)%               (14.93)%(2)
OTC Fund                        55.05%                 30.87%(3)



--------------------------------
(1) Commenced operations 7/12/93
(2) Commenced operations 1/7/94
(3) Commenced operations 2/14/94


INFORMATION ON COMPUTATION OF YIELD




THE MONEY MARKET FUND
The Money Market Fund's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Money Market Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365 divided by 7.

The Money Market Fund's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as the current yield) the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Money Market Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

The Money Market Fund's annualized effective yield and annualized current yield, for the seven-day period ended March 31, 1998, were approximately 4.90% and 4.74%, respectively.

The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the Money Market Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality, and maturities of the investments held by the Money Market Fund and changes in interest rates on such investments, but also on changes in the Money Market Fund's expenses during the period.

Yield information may be useful in reviewing the performance of the Money Market Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Money Market Fund's yield fluctuates.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS
Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum is disclosed. Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is (a) below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES
Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax advisor. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION
The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE, the Federal Reserve Bank of New York, the NASDAQ, the Chicago Mercantile Exchange ("CME"), the CBOT, or any other exchange, as appropriate, is closed (other than customary weekend or holiday closings), or trading on the NYSE, the NASDAQ, the CME, the CBOT, or any other exchange, as appropriate, is restricted; (ii) for any period during which an emergency exists so that sales of a Fund's investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of a Fund's investors.

HOLIDAYS
The NYSE, the Federal Reserve Bank of New York, the NASDAQ, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King Jr.'s Birthday, President's Day, Good Friday, Memorial Day, July Fourth, Labor Day, Columbus Day, Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time.

REDEMPTIONS IN-KIND
The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market
value equal to the redemption price (redemption in-kind).   Although it is
highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Trust's Prospectus under "Dividends and Distributions." All such distributions of a Fund normally automatically will be reinvested without charge in additional shares of the same Fund.

The Money Market Fund intends to declare dividends daily from net investment income (and net short-term capital gains, if any) and distribute such dividends monthly. Net income, for dividend purposes, includes accrued interest and accretion of original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Money Market Fund. Net income will be calculated immediately prior to the determination of net asset value per share of the Money Market Fund.

The Trustees may revise the dividend policy, or postpone the payment of dividends, if the Money Market Fund should have or anticipate any large unexpected expense, loss, or fluctuation in net assets which, in the opinion of the Trustees, might have a significant adverse effect on shareholders of the Money Market Fund. On occasion, in order to maintain a constant $1.00 per share net asset value for the Money Market Fund, the Trustees may direct that the number of outstanding shares of the Money Market Fund be reduced in each shareholder's account. Such reduction may result in taxable income to a shareholder of the Money Market Fund in excess of the net increase (I.E., dividends, less such reduction), if any, in the shareholder's account for a period of time. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.


REGULATED INVESTMENT COMPANY STATUS
As a RIC, a Fund would not be subject to Federal income taxes on the net investment income and capital gains that the Fund distributes to the Fund's shareholders. The distribution of net investment income and capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such, regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the Federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Shareholders of the Money Market Fund will be subject to Federal income tax on dividends paid from interest income delved from taxable securities and on distributions of realized net short-term capital gains. Interest and realized net short-term capital gains distributions are taxable to a shareholder of the Money Market Fund as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares of the Money Market Fund or in cash. Since the Money Market Fund's income is expected to be derived entirely from interest rather than dividends, none of such distributions will be eligible for the Federal dividends received deduction available to corporations.

Each of the Funds will seek to qualify for treatment as a RIC under the Code. Provided that a Fund (i) is a RIC and (ii) distributes at least 90% of the Fund's net investment income (including, for this purpose, net realized short-term capital gains), the Fund itself will not be subject to Federal income taxes to the extent the Fund's net investment income and the Fund's net realized long- and short-term capital gains, if any, are distributed to the Fund's shareholders. To avoid an excise tax on its undistributed income, each Fund generally must distribute at least 98% of its income, including its net long-term capital gains. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies (the "90% Test"). Income from investments in precious metals and in precious minerals will not qualify as gross income from "securities" for purposes of the 90% Test.

In the event of a failure by a Fund to quality as an RIC, the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the fund as ordinary income and would be eligible for the dividends received deduction for corporate shareholders. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as an RIC.

If a fund were to fail to qualify as an RIC for one or more taxable years, the Fund could then qualify (or requalify) as an RIC for a subsequent taxable year only if the Fund had distributed to the Fund's shareholders a taxable dividend equal to the full amount of any earnings or profits (less the interest charge mentioned below, if applicable) attributable to such period. The fund might also be required to pay to the U.S. Internal Revenue Service (the "IRS") interest on 50% of such accumulated earnings and profits. In addition, pursuant to the Code and an interpretative notice issued by the IRS, if the Fund should fail to qualify as an RIC and should thereafter seek to requalify as an RIC, the Fund may be subject to tax on the excess (if any) of the fair market of the Fund's assets over the Fund's basis in such assets, as of the day immediately before the first taxable year for which the Fund seeks to requalify as an RIC.

If a fund determines that the fund will not qualify as an RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's net asset value.



TRANSACTIONS BY THE FUNDS
Each of the Nova Fund, the Ursa Fund and the OTC Fund utilize options on stock indexes in its operations. Each of these five Funds will also have available to the Fund a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

A Fund's transactions in options, under some circumstances, could preclude the Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code. However, it is the intention of each Fund's portfolio management to limit gains from such investments to less than 10% of the gross income of the Fund during any fiscal year in order to maintain this qualification.

BACK-UP WITHHOLDING
Each Fund is required to withhold and remit to the U.S. Treasury 31% of
(i) reportable taxable dividends and distributions and (ii) the proceeds of any redemptions of Fund shares with respect to any shareholder who is not exempt from withholding and who fails to furnish the Trust with a correct taxpayer identification number, who fails to report fully dividend or interest income, or who fails to certify to the Trust that the shareholder has provided a correct taxpayer identification number and that the shareholder is not subject to withholding. (An individual's taxpayer identification number is the individual's social security number.) The 31% "back-up withholding tax" is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

OTHER ISSUES
Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from Federal tax treatment.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this Statement of Additional Information in light of the particular tax situations of the shareholders and regarding specific questions as to Federal, state, or local taxes.

OTHER INFORMATION

VOTING RIGHTS
You receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the Investment Company Act of 1940. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 1-800-820-0888 or 301-468-8520, or by writing to the Trust at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

REPORTING
You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES
You may call 1-800-820-0888 or 301-468-8520 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP, 1800 M Street, N.W., Washington, D.C. 20036, serves as counsel to the Trust.

AUDITORS AND CUSTODIAN

Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540, are the auditors and the independent certified public accountants of the Trust and each of the Funds. Star Bank, N.A. (the "Custodian"), Star Bank Center, 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and keeps all necessary related accounts and records.

FINANCIAL STATEMENTS

The Trust's financial statements for the fiscal year ended March 31, 1998, including notes thereto and the report of Deloitte & Touche LLP thereon have been filed with the SEC and are incorporated by reference into this Statement of Additional Information. A copy of the Trust's Annual Report to Shareholders (the "Annual Report") must accompany the delivery of this Statement of Additional Information.

                                      APPENDIX A

BOND RATINGS

Below is a description of Standard & Poor's Ratings Group ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") bond rating categories.

STANDARD & POOR'S RATINGS
GROUP CORPORATE BOND RATINGS

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA -- Bonds rated "AA" also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

A   -- Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB -- Bonds rated "BBB" are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B   -- Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC -- Bonds rated "CCC" have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

MOODY'S INVESTORS SERVICE, INC.
CORPORATE BOND RATINGS
AAA -- Bonds rate "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to a "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds rate "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in "Aaa" securities.

A   -- Bonds rated "A" possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds rated "Baa" are considered as medium grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B   -- Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa -- Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                        PART C

                                  OTHER INFORMATION

ITEM 23.  EXHIBITS

(b) Exhibits

(a)(1) Certificate of Trust of Rydex Series Trust (the "Registrant" or the "Trust") incorporated herein by reference to Exhibit 1a of Post-Effective Amendment No. 27 to this Registration Statement filed on October 30, 1996.
(a)(2) Declaration of Trust of the Registrant incorporated herein by reference to Exhibit 1b of Post-Effective Amendment No. 27 to this Registration Statement filed on October 30, 1996.
(b) By-Laws of Registrant incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 27 to this Registration Statement filed on October 30, 1996.
(c)       Not applicable.
(d)(1) Investment Advisory Agreement between Registrant and PADCO Advisors, Inc. incorporated herein by reference to Exhibit 5a of Post-Effective Amendment No. 27 to this Registration Statement filed on October 30, 1996.
(d)(2) Sub-Advisory Agreement between PADCO Advisors, Inc. and Loomis, Sayles & Company, L.P. incorporated herein by reference to Exhibit 5b of Post-Effective Amendment No. 27 to this Registration Statement filed on October 30, 1996.
(d)(3) Amendment to Advisory Agreement between the Registrant and PADCO Advisors, Inc. dated March 16, 1998 filed on May 29, 1998.
(e) Distribution Agreement between the Registrant and PADCO Financial Services, Inc. relating to the Adviser Class Shares as filed on May 29, 1998.
(f)       Not applicable.
(g) Custody Agreement between Registrant and Star Bank, N.A. incorporated herein by reference to Post-Effective Amendment No. 27 to Exhibit 8 of this Registration Statement filed on October 30, 1996.
(h)(1) Service Agreement between Registrant and PADCO Service Company, Inc. incorporated herein by reference to Exhibit 9c of Post-Effective Amendment No. 27 to this Registration Statement filed on October 30, 1996.
(h)(2) Portfolio Accounting Services Agreement between Registrant and PADCO Service Company, Inc. incorporated herein by reference to Exhibit 9d of Post-Effective Amendment No. 27 to this Registration Statement filed on October 30, 1996.
(h)(3) Amendment to Service Agreement between Registrant and PADCO Service Company dated March 16, 1998 as filed May 29, 1998.

(i)       Not applicable.
(j)       Not applicable.
(k)       Not applicable.
(l )      Not applicable.
(m)(1) Plan of Distribution for The Rydex Institutional Money Market Fund incorporated herein by reference to Exhibit 15a of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.
(m)(2) Plan of Distribution for The Rydex Institutional Money Market Fund as revised, March 12, 1997 incorporated herein by reference to Exhibit 15b of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.
(m)(3) Plan of Distribution for The Rydex Institutional Money Market Fund as revised, June 23, 1997 incorporated herein by reference to Exhibit 15c Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.
(m)(4) Plan of Distribution for The Rydex High Yield Fund incorporated herein by reference to Post-Effective Amendment No. 26 to Exhibit 15d of this Registration Statement, filed on September 11, 1996.
(m)(5) Plan of Distribution for The Rydex High Yield Fund, as revised March 12, 1995 incorporated herein by reference to Exhibit 15e of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.
(m)(6) Plan of Distribution for The Rydex High Yield Fund, as revised June 23, 1997 incorporated herein by reference to Exhibit 15f of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.
(m)(7) Shareholder Servicing Support Agreements between PADCO Financial Services, Inc. and Selling Recipients in connection with the Plan of Distribution for The Rydex Institutional Money Market Fund incorporated herein by reference to Exhibit 15g of Post-Effective Amendment No. 25 to this Registration Statement, filed on March 1, 1996.
(m)(8) Shareholder Servicing Support Agreement between PADCO Financial Services, Inc. and Selling Recipients in connection with the Plan of Distribution for The Rydex High Yield Fund incorporated herein by reference to Exhibit 15h of Post-Effective Amendment No. 26 to this Registration Statement, filed on September 11, 1996.
(m)(9) Distribution Plan and Shareholder Servicing Agreement for Advisor Class Shares is incorporated by reference to Exhibit 15i of Post-Effective Amendment No. 30.
(n)       Not applicable.
(o) Rule 18f-3 Plan is incorporated by reference to Exhibit 18 of Post-Effective Amendment No. 30.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

The following persons may be deemed to be directly or indirectly controlled by or under the common control with the Registrant, a Delaware business trust:


                                                                                                   PERCENTAGE OF VOTING
                                                                                                  SECURITIES OWNED AND/OR
                                                   STATE OF ORGANIZATION AND                         CONTROLLED BY THE
                                                 RELATIONSHIP (IF ANY) TO THE                      CONTROLLING PERSON OR
                COMPANY                                   REGISTRANT                               OTHER BASIS OF COMMON
                                                                                                          CONTROL
-----------------------------------------------------------------------------------------------------------------------------------
PADCO Advisors, Inc. (the "Advisor")           a Maryland corporation, a registered         80% of the voting securities of the
                                               investment adviser, and the                  Advisor are owned by Albert P. Viragh,
                                               Registrant's investment adviser              Jr., the Chairman of the Board of
                                                                                            Directors, the President, and the
                                                                                            Treasurer of the Advisor, and 100% of
                                                                                            the voting securities are controlled by
                                                                                            Albert P. Viragh, Jr.


PADCO Service Company, Inc. (the               a Maryland corporation, a registered         100% of the voting securities of the
"Servicer")                                    transfer agent, and the Registrant's         Servicer are owned by Albert P. Viragh,
                                               shareholder and transfer agent servicer      Jr., the Chairman of the Board of
                                                                                            Directors, the President, and the
                                                                                            Treasurer of the Servicer


PADCO Financial Services, Inc. (the            a Maryland corporation, a registered         100% of the voting securities of the
"Distributor")                                 broker-dealer, and the distributor of        Distributor are owned by Albert P.
                                               the shares of The Rydex Institutional        Viragh, Jr., the Chairman of the Board
                                               Money Market Fund, a series of the           of Directors, the President, and the
                                               Registrant                                   Treasurer of the Distributor


                                          4

PADCO Advisors II, Inc.                        a Maryland corporation and a registered      100% of the voting securities are owned
                                               investment adviser (PADCO II is not          by Albert P. Viragh, Jr., the Chairman
                                               otherwise related to the Registrant)         of the Board of Directors, the
                                                                                            President, and the Treasurer of PADCO II


Rydex Advisor Variable Annuity Account         a managed separate account of Great          the investment advisers for the Separate
(the "Separate Account")                       American Reserve Insurance Company,          Account and the Registrant are under the
                                               which is organized under the laws of the     common control of Albert P. Viragh, Jr.,
                                               State of Texas and is advised by PADCO II    the Chairman of the Board of Trustees,
                                                                                            President, and Treasurer of the
                                                                                            Registrant

* The principal business address for each of the aforementioned directors and officers of PADCO Financial Services, Inc., is 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

ITEM 25.  INDEMNIFICATION

The Registrant is organized as a Delaware business trust and is operated pursuant to a Declaration of Trust, dated as of March 13, 1993 (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

     (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

     (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

     (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Each of the directors of the Trust's investment adviser, PADCO Advisors, Inc. (the "Advisor"), Albert P. Viragh, Jr., the Chairman of the Board of Directors, President, and Treasurer of the Advisor, and Amanda C. Viragh, the Secretary of the Advisors, is an employee of the Advisor at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852. Albert P. Viragh, Jr. also has served (and continues to serve) as: (i) the Chairman of the Board of Trustees and the President of the Trust since the Trust's organization as a Delaware business trust on March 13, 1993; (ii) the Chairman of the Board of Directors, the President, and the Treasurer of PADCO Service Company, Inc. (the "Servicer"), the Trust's registered transfer agent and shareholder servicer, since the incorporation of the Servicer in the State of Maryland on October 6, 1993; (iii) the Chairman of the Board of Directors, the President, and the Treasurer of PADCO Advisors II, Inc. ("PADCO II"), a registered investment adviser, since the incorporation of PADCO II in the State of Maryland on July 5, 1994; and (iv) the Chairman of the Board of Directors, the President, and the Treasurer of PADCO Financial Services, Inc. (the "Distributor"), the distributor of the shares of The Rydex High Yield Fund and The Rydex Institutional Money Market Fund, each a series of the Trust, since the incorporation of the Distributor in the State of Maryland on March 21, 1996. Amanda C. Viragh also has served (and continues to serve) as the Secretary of the Advisor, the Servicer, and PADCO II, and also as the Assistant Treasurer of the Servicer.

ITEM 27.  PRINCIPAL UNDERWRITER

(a) PADCO Financial Services Inc. serves as the principal underwriter for the securities of (i) The Rydex Institutional Money Market Fund and The Rydex High Yield Fund, each a series of the Registrant, (ii) The Rydex Advisor Variable Annuity Account, a managed separate account of Great American Reserve Insurance Company that is a registered investment company advised by PADCO Advisors II, Inc., and (iii) the Adviser Class of the Rydex Sector Funds and U.S. Government Money Market Fund but does not currently serve as the principal underwriter for the securities of any other investment company.

(b) The following information is furnished with respect to the directors and officers of PADCO Financial Services, Inc., the principal underwriter for The Rydex Institutional Money Market Fund and The Rydex High Yield Fund, each a series of the Registrant:


NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH                   POSITIONS AND OFFICES
BUSINESS ADDRESS*               UNDERWRITER                                  WITH REGISTRANT
------------------              --------------------------                   ---------------------
Albert P. Viragh, Jr.           Chairman of the Board of Directors,          Chairman of the Board
                                President and Treasurer                      of Trustees and President

Amanda C. Viragh                Director                                     None

Carl G. Verboncoeur

Michael P. Byrum                Secretary                                    Assistant Secretary

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, and records required to be maintained and preserved by
Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at 6116 Executive Boulevard, Rockville, Maryland 20852.

ITEM 29.  MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Parts A and B.

ITEM 30.  UNDERTAKINGS

          None

                                      SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 33 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rockville, State of Maryland on the 12th day of August, 1998.



                              RYDEX SERIES TRUST

                                /s/ Albert P. Viragh, Jr.
                                ------------------------------------------------
                                Albert P. Viragh, Jr., Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been duly signed below by the following persons in the capacities on the date indicated.


Signatures                   Title                               Date
----------                   -----                               ----
/s/Albert P. Viragh, Jr.     Chairman of the Board of Trustees   August 12, 1998
-------------------------
Albert P. Viragh, Jr.        President, and Trustee

/s/Carl G. Verboncoeur       Treasurer                           August 12, 1998
-------------------------
Carl G. Verboncoeur

*                            Trustee                             August 12, 1998
-------------------------
Corey A. Colehour

*                            Trustee                             August 12, 1998
-------------------------
J. Kenneth Dalton

*                            Trustee                             August 12, 1998
-------------------------
Roger Somers

*                            Trustee                             August 12, 1998
-------------------------
John O. Demaret


                                          8

*                            Trustee                             August 12, 1998
-------------------------

Patrick T. McCarville

*By  /s/Albert P. Viragh, Jr.
     ----------------------------
     Albert P. Viragh, Jr.
     Attorney-in-Fact



                                    EXHIBIT INDEX

(a)(1) Certificate of Trust of Rydex Series Trust (the "Registrant" or the "Trust") incorporated herein by reference to Exhibit 1a of Post-Effective Amendment No. 27 to this Registration Statement filed on October 30, 1996.
(a)(2) Declaration of Trust of the Registrant incorporated herein by reference to Exhibit 1b of Post-Effective Amendment No. 27 to this Registration Statement filed on October 30, 1996.
(b) By-Laws of Registrant incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 27 to this Registration Statement filed on October 30, 1996.
(c)       Not applicable.
(d)(1) Investment Advisory Agreement between Registrant and PADCO Advisors, Inc. incorporated herein by reference to Exhibit 5a of Post-Effective Amendment No. 27 to this Registration Statement filed on October 30, 1996.
(d)(2) Sub-Advisory Agreement between PADCO Advisors, Inc. and Loomis, Sayles & Company, L.P. incorporated herein by reference to Exhibit 5b of Post-Effective Amendment No. 27 to this Registration Statement filed on October 30, 1996.
(d)(3) Amendment to Advisory Agreement between the Registrant and PADCO Advisors, Inc. dated March 16, 1998 filed on May 29, 1998.
(e) Distribution Agreement between the Registrant and PADCO Financial Services, Inc. relating to the Adviser Class Shares filed on May 29, 1998.
(f)       Not applicable.
(g) Custody Agreement between Registrant and Star Bank, N.A. incorporated herein by reference to Post-Effective Amendment No. 27 to Exhibit 8 of this Registration Statement filed on October 30, 1996.
(h)(1) Service Agreement between Registrant and PADCO Service Company, Inc. incorporated herein by reference to Exhibit 9c of Post-Effective Amendment No. 27 to this Registration Statement filed on October 30, 1996.
(h)(2) Portfolio Accounting Services Agreement between Registrant and PADCO Service Company, Inc. incorporated herein by reference to Exhibit 9d of Post-Effective Amendment No. 27 to this Registration Statement filed on October 30, 1996.
(h)(3) Amendment to Service Agreement between Registrant and PADCO Service Company dated March 16, 1998 filed on May 29, 1998.

(i)       Not applicable.
(j)       Not applicable.
(k)       Not applicable.
(l )      Not applicable.
(m)(1) Plan of Distribution for The Rydex Institutional Money Market Fund incorporated herein by reference to Exhibit 15a of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.
(m)(2) Plan of Distribution for The Rydex Institutional Money Market Fund as revised, March 12, 1997 incorporated herein by reference to Exhibit 15b of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.
(m)(3) Plan of Distribution for The Rydex Institutional Money Market Fund as revised, June 23, 1997 incorporated herein by reference to Exhibit 15c Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.
(m)(4) Plan of Distribution for The Rydex High Yield Fund incorporated herein by reference to Post-Effective Amendment No. 26 to Exhibit 15d of this Registration Statement, filed on September 11, 1996.
(m)(5) Plan of Distribution for The Rydex High Yield Fund, as revised March 12, 1995 incorporated herein by reference to Exhibit 15e of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.
(m)(6) Plan of Distribution for The Rydex High Yield Fund, as revised June 23, 1997 incorporated herein by reference to Exhibit 15f of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.
(m)(7) Shareholder Servicing Support Agreements between PADCO Financial Services, Inc. and Selling Recipients in connection with the Plan of Distribution for The Rydex Institutional Money Market Fund incorporated herein by reference to Exhibit 15g of Post-Effective Amendment No. 25 to this Registration Statement, filed on March 1, 1996.
(m)(8) Shareholder Servicing Support Agreement between PADCO Financial Services, Inc. and Selling Recipients in connection with the Plan of Distribution for The Rydex High Yield Fund incorporated herein by reference to Exhibit 15h of Post-Effective Amendment No. 26 to this Registration Statement, filed on September 11, 1996.
(m)(9) Distribution Plan and Shareholder Servicing Agreement for Advisor Class Shares is incorporated by reference to Exhibit 15i of Post-Effective Amendment No. 10.
(n)       Not applicable.
(o) Rule 18f-3 Plan is incorporated by reference to Exhibit 18 of Post-Effective Amendment No. 30.


                                         10